INSTITUTIONAL RESERVES FUND







                                   PROSPECTUS


                                  July 28, 2000



























AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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                                                 TABLE OF CONTENTS

RISK/RETURN SUMMARY...........................................................3

FEES AND EXPENSES OF THE FUND.................................................4

DESCRIPTION OF THE FUND.......................................................4

MANAGEMENT OF THE FUND  ......................................................7

PURCHASE AND SALE OF SHARES...................................................8
o........How the Fund Values Its Shares.......................................8
o        How to Purchase Shares...............................................9
o        Automatic Investment Plan............................................9
o        How to Sell Shares...................................................9
o        Selling Shares Directly to the Fund.................................10
o        Auto Withdrawal Plan................................................10
o        Automatic Redemption................................................10

DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................11

DISTRIBUTION ARRANGEMENTS....................................................13

FOR MORE INFORMATION ABOUT THE FUND..................................BACK COVER


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RISK/RETURN SUMMARY

OBJECTIVES. The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund pursues its objective by maintaining a diversified portfolio of high-quality money market securities. The Fund primarily invests in:

o Federally insured student loans purchased through a trust, subject to unconditional repurchase commitments from financial institutions on five business days' notice;

o U.S. Treasury bills or notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

o    repurchase agreements collateralized by the types of securities listed.

PRINCIPAL RISKS. The principal risks of investing in the Fund are interest rate risk, credit risk, management risk. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o INTEREST RATE RISK. This is the risk that returns will fluctuate more than expected because of changes in the level of interest rates.

o CREDIT RISK. This is the risk associated with the ability of the firm that issues or guarantees securities to meet its obligations on those securities or guarantees.

o MANAGEMENT RISK. This risk is the possibility that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other funds.

PERFORMANCE:

Since this is a new Fund, performance information is not required to be included.


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FEES AND EXPENSES OF THE FUND

SHAREHOLDER TRANSACTION EXPENSES
(Fees paid directly from your investment)   NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

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               OPERATING EXPENSES
  --------------------------------------------------------------------------
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   Management Fees                                                0.35%(1)
   Distribution (12b-1) Fees                                      0.00%(2)
   Other Expenses                                                 0.41%
   Total Fund Operating Expenses                                  0.76%(1)
  --------------------------------------------------------------------------

(1) The Fund' s Adviser has voluntarily waived a portion of the management fee for an actual fee of 0.25 percent. The Adviser may reduce or eliminate the fee waiver at any time. As a result, total fees have been voluntarily reduced for an actual fee of 0.66 percent.

(2) The Fund' s plan allows charges of up to .25 percent but no fees are currently being imposed under the plan.

EXAMPLES

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. They also assume that your investment has a 5 percent return each year and that the Fundss.s operating expenses stay the same. Your actual costs may be higher or lower.

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               EXPENSE EXAMPLES
  --------------------------------------------------------------------------
  --------------------------------------------------------------------------

    After 1 year                                                     $78
    After 3 years                                                   $243
  --------------------------------------------------------------------------




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DESCRIPTION OF THE FUND

This section of the Prospectus provides a more complete description of the Fund's investment objectives, principal strategies, and risks. There can, of course, be no assurance that the Fund will achieve its investment objectives.

OBJECTIVES

The Fund' s investment objectives are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. As a money market fund, the Fund must meet the requirements of SEC Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, the Fund's investments must each have a remaining maturity of no more than 397 days and the Fund must maintain an average weighted maturity that does not exceed 90 days.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objectives by investing in high-quality money market obligations, that is those which have a high probability of timely payment. The Fund may invest in:

o redeemable, guaranteed interest-bearing participation interests ("Trust Certificates") issued by one or more trusts created for the purpose of acquiring federally insured student loans, which may comprise up to 80 percent of the Fund's portfolio;

o U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and

o    repurchase agreements collateralized by the types of securities listed.

The Fund will only purchase Trust Certificates from Student Loan Trusts formed for the purpose of purchasing federally insured student loans. The Trust Certificates will have an original maturity of not more than 397 days, but are backed by the unconditional obligation of one or more rated financial institutions to repurchase the student loans or the Trust Certificates from the trust upon five business days' notice from the Fund. Each financial institution providing an unconditional repurchase commitment will have one or more ratings in the highest category for short-term securities, which indicates the issuer has the greatest capacity for timely payment.

RISK CONSIDERATIONS

The Fund is subject to management risk. This risk is the possibility that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other funds. In addition, specific risks of the Fund's portfolio include:

INTEREST RATE RISK. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yields as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

CREDIT RISK. This is the risk that a security's credit rating will be downgraded or that the issuer of a security or a guarantor will default (fail to make scheduled interest and principal payments or fail to fulfill its promise to repurchase securities). The Fund invests in highly rated securities to minimize credit risk.

OTHER INVESTMENT INFORMATION

U.S. GOVERNMENT SECURITIES. U.S. Government securities include obligations issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes, bonds, and certificates of indebtedness, and obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes in response to adverse market or other conditions, the Fund may make investments, including short-term money market instruments or holding substantial cash reserves, which are inconsistent with the Fund's primary investment strategies. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.


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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund's Adviser is Investors Management Group, Ltd. ("IMG"), 2203 Grand Avenue, Des Moines, Iowa 50312. IMG is a wholly owned subsidiary of AMCORE Investment Group, N.A. that provides continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of June 30, 2000, IMG had approximately $4.2 billion in equity, fixed-income and money market assets under management.

IMG provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund has contracted to pay IMG a fee of
0.35 percent as a percentage of average daily net assets of the Fund. IMG has waived a portion of the fee for an actual fee of 0.25 percent. IMG may reduce or eliminate the fee waiver at any time.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio:

o        Kathryn D. Beyer, CFA
-        Managing Director and Fixed Income Strategist.
- Ms. Beyer is a member of the Investment Strategy Committee and the Bond Research Committee.
-        She has been with IMG since 1993.

o        Jeffrey D. Lorenzen, CFA
-        Managing Director and Fixed Income Strategist.
- Mr. Lorenzen is a member of the Investment Strategy Committee and chairperson of the Bond Research Committee.
-        He has been with IMG since 1992.

o        Elizabeth S. Pierson, CFA
-        Vice President and Senior Fixed-Income Manager.
- Ms. Pierson is a member of the Investment Strategy Committee and the Bond Research Committee.
- She became an employee of IMG effective with the acquisition of IMG by AMCORE Financial, Inc. in February 1998 and has been with IMG affiliates since 1984.


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PURCHASE AND SALE OF SHARES

HOW THE FUND VALUES ITS SHARES

The Fund's NAV is calculated at 11:00 a.m. Central Time each day the Federal Reserve Bank ("Fed") or New York Stock Exchange ("Exchange") is open for business.

To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their amortized cost. This method involves valuing a security at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment.

A purchase order for shares received in good order by the Fund by 11:00 a.m. Central Time is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day.

HOW TO PURCHASE SHARES

You may purchase the Fund's shares through qualified institutions. A qualified institution is an institution that has a business relationship with Union Bank and Trust Company, Lincoln, Nebraska ("Union Bank") and/or its affiliates as determined by Union Bank in its sole discretion.

The minimum initial investment amount is $100,000. To purchase shares of the Fund, complete an Account Application, which is available by calling (800) 798-1819, and mail it to:

                           Vintage Mutual Funds, Inc.
                                2203 Grand Avenue
                              Des Moines, IA 50312

Payment for your initial purchase, along with subsequent purchases, may be made by means of a wire, automated clearing house (ACH), or a check made payable to Institutional Reserves Fund. The wire and ACH instructions are as follows:

                           Union Bank & Trust Company
                                Lincoln, Nebraska
                        Trust Department, ABA #104910785
                             Lincoln, Nebraska 68506
                     Account of Institutional Reserves Fund
                        FBO: (Account Registration Name)

If you are an existing Fund shareholder, you may request a purchase of additional shares by calling (800) 798-1819 or by visiting www.ipasonline.com to access your account to initiate the purchase.

When purchasing your shares by check or electronic funds transfer, the purchase may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 business days).

The Fund is required to withhold 31 percent of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most individual investors) on your Account Application.

The Fund may refuse any order to purchase shares. In particular, the Fund reserves the right to restrict purchases of shares when they appear to evidence a pattern of frequent purchases and sales made in response to short-term conditions.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan enables you, as a shareholder of the Fund, to make regular monthly purchases of shares. With your authorization, the Transfer Agent will automatically purchase shares at NAV on the dates of the specified purchase and have it automatically withdrawn from your bank account. In order to participate the required minimum purchase is $500.

To participate in the Automatic Investment Plan, you should call (800) 798-1819 for more information.

HOW TO SELL SHARES

You may redeem your shares (i.e., sell your shares back to the Fund) on any day the Fed and Exchange are open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 3 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 business days).

SELLING SHARES DIRECTLY TO THE FUND

BY MAIL:

Send a signed letter of instruction to:

                           Vintage Mutual Funds, Inc.
                                2203 Grand Avenue
                              Des Moines, IA 50312

For your protection, a bank, a member firm of a national stock exchange, a credit union, a clearing agency, a savings association, or other eligible guarantor institution, must guarantee signatures. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about the procedures, contact IMG.

BY TELEPHONE:

You may redeem your shares by telephone request unless you choose not to have this option on the Account Application. Call the Fund at (800) 798-1819 with instructions on how you wish to receive your sale proceeds.

BY INTERNET:

You may initiate your redemption by visiting www.ipasonline.com on the Internet. Call the Fund at (800) 798-1819 to obtain authorization and instructions.

AUTO WITHDRAWAL PLAN

The Auto Withdrawal Plan enables you, as a shareholder of the Fund, to make regular monthly redemptions of shares. With your authorization, the Transfer Agent will automatically redeem shares at NAV on the dates of the withdrawal and have it automatically deposited into your bank account or a check in the amount specified mailed to you. In order to participate:

o        the required minimum withdrawal is $500; and
o        the Fund must maintain a $10,000 minimum balance.

To participate in the Auto Withdrawal Plan, you should call (800) 798-1819 for more information.

AUTOMATIC REDEMPTION

The Fund may automatically redeem your shares at NAV if your account drops below $500. Before the Fund exercises its right to redeem these shares, you will be given notice that the value of your shares is less than the minimum amount and will be allowed 60 days to make an additional investment that will increase the value of your account to at least $500.

If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share NAV determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund.



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DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND CAPITAL GAINS

The Fund intends to declare net investment income daily as a dividend to shareholders at the close of business on the day of declaration. The Fund will generally pay such dividends monthly.

The Fund also intends to distribute its capital gains, if any, at least annually, normally in December of each year. A shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares of the Fund at NAV as of the ex-dividend date, unless the shareholder elects to receive dividends or distributions in cash. Such election must be made on the Account Application; any change in such election must be made in writing to the Fund at 2203 Grand Avenue, Des Moines, Iowa 50312 and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven business days after a shareholder' s complete redemption of his or her shares.

TAX CONSIDERATIONS

All   shareholders   are  required  to  report  the  receipt  of  dividends  and distributions on their federal income tax returns, even if dividends have been reinvested in additional shares.

Dividends paid out of the Fund's investment company taxable income (including dividends, taxable interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of the length of time the shareholder has held Fund shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each year the Fund will notify shareholders of the tax status of dividends and distributions.

Distributions from the Fund may be subject to state and local taxes. Distributions of the Fund that are derived from interest on U.S. Government securities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid by the Fund which is attributable to interest from U.S. Government securities and the particular tax consequences to them of an investment in the Fund, including the application of state and local tax laws.


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DISTRIBUTION ARRANGEMENTS

SHARE CLASSES

The Fund offers only one class of shares at present, although it has authority to offer multiple classes in the future.

DISTRIBUTION

Shares of the Fund pay no shareholder or servicing fees and are normally offered directly by the distributor or through qualified institutions.

RULE 12B-1 AND ADMINISTRATIVE SERVICE FEES

The Fund has adopted a plan under SEC Rule 12b-1 and an Administrative Services Plan that allows the Fund to pay asset-based distribution and service fees for the distribution and sale of its shares. Because these fees are paid out of the Fund' s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The plans allow charges of up to .50 percent but no fees are currently being imposed under the plans.

HOUSEHOLDING REGULATORY MATERIALS

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, and other regulatory materials is mailed to your household. You can call us at (800) 798-1819, or write to us at the Fund's address, to request
(1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.
For more information about the Funds, the following documents are available:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Annual and Semi-Annual Reports to shareholders contain additional information on each Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Vintage Funds have an SAI, which contains more detailed information about each Fund, including its operations and investment policies. The Funds' SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current Annual/Semi-Annual Report or the SAI, by contacting your broker or other financial intermediary, or by contacting the
Funds:

By mail:                   c/o Vintage Mutual Funds, Inc.
                           2203 Grand Avenue
                           Des Moines, IA 50312

By phone:                  For Information and Literature:    (800) 798-1819

By email:                  Inforequest@VintageFunds.com

By Internet:               www.VintageFunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:
In person:                 at the SEC's Public Reference Room in Washington, DC

By phone:                  1-202-942-8090(For information only)

By mail:                   Public Reference Section
                           Securities and Exchange Commission
                           Washington, DC 20549-6009
                           (Duplicating fee required)

By email:                  Publicinfo@sec.gov
By Internet:               www.sec.gov

The Vintage Funds may not be available in all states. Please contact the Funds to determine if the Funds are available for sale in your state.
File No. 811-08910